Income Taxes (Income Tax Expense (Benefit)) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal tax expense (benefit):
Current	$ 8,319	$ 8,114	$ 9,434
Deferred	(2,257)	(1,315)	(3,758)
Federal tax expense (benefit)	6,062	6,799	5,676
State and local tax expense (benefit):
Current	1,061	1,161	2,122
Deferred	(626)	(1,590)	(1,180)
State and local tax expense (benefit)	435	(429)	942
Income tax expense	$ 6,497	$ 6,370	$ 6,618